PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consisted of the following at December 31, 2016 and December 31, 2015:

	December 31,
	2016	2015
Construction in progress	$1,544,839	$680,679
Analyzers	7,867,406	5,045,481
Computers and office equipment	846,482	462,441
Machinery and equipment	3,013,376	2,372,556
Leasehold improvements	494,014	393,271
Furniture and fixtures	128,210	72,618
Equipment under capital lease	2,175,476	2,148,476
	16,069,803	11,175,522
Less: accumulated depreciation and amortization	(5,991,319)	(3,433,531)
Total property and equipment, net	$10,078,484	$7,741,991